Income Taxes - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
State tax expense related to the operating loss carryforward write-off	$ 0	$ 0	$ 6,088,000
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate	403,000	404,000	378,000
(Income)/expense related to interest and penalties	(500)	4,500	2,500
Accrued amount for interest and penalties	67,000	67,500	63,000
Vision Bank
Income Taxes [Line Items]
State tax expense related to the operating loss carryforward write-off			$ 6,100,000